Long-term debt (Schedule of detailed information about unamortized transaction costs - revolving credit facilities) (Details) - Unamortized transaction costs - revolving credit facilities [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unamortized transaction costs, beginning balance	$ 5,531	$ 4,020
Accretion of transaction costs	(1,761)	(2,816)
Transaction costs	200	4,327
Unamortized transaction costs, ending balance	$ 3,970	$ 5,531